Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Details) bbl in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 MXN ($) $ / $ $ / $	Mar. 31, 2025 MXN ($) bbl $ / $	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Currency exchange rate | $ / $	18.0667
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $		20.3182		17.9667
Negative effect from decrease in gas prices		$ 37,489,937,000
Negative effect from decrease in production		5,322,907,000
Energy Transformation (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of Impairment (Impairment), Net	$ (12,550,575,000)
Energy Transformation (formerly part of Pemex Industrial Transformation) | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	9.76%		10.72%
Average foreign exchange rate | $ / $	18.0667
Estimated useful lives	8 years
Energy Transformation (formerly part of Pemex Industrial Transformation) | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Currency exchange rate	18.0667		17.9667
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of Impairment (Impairment), Net	$ 1,930,256,000
Recoverable amount of asset or cash-generating unit	$ 58,459,272,000
Estimated useful lives	14 years
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics) | Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	12.29%		13.18%
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of Impairment (Impairment), Net		$ 9,028,380,000
Pre-tax discount rate		9.99%		10.86%
Positive effect due to increase decrease in discount rate		$ 25,812,652,000
Increase costs generating negative effect		6,047,318,000
Negative tax effect due to higher income		1,573,687,000
Positive effect from decrease in production		$ 350,807,000
Useful life	25 years	25 years
Production forecast | bbl		6,764
Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of Impairment (Impairment), Net		$ (3,408,052,000)
Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		14.56%
Average foreign exchange rate | $ / $		20.3182
Estimated useful lives		7 years
Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		13.79%
Average foreign exchange rate | $ / $		20.3182
Estimated useful lives		12 years
Industrial Processes (formerly part of Pemex Industrial Transformation) | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate				14.75%